Other assets - Summary of Other Assets Current And Non Current (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Miscellaneous assets [abstract]
Advances to suppliers	[1]	$ 160	$ 1,583
Advances to employees		427	283
Prepaid expenses	[2]	2,794	966
Officer's fund	[3]	0	47
IPO costs	[4]	0	624
Other current assets		178	200
Other current assets		3,559	3,703
Prepaid expenses	[2]	184	398
Deposit/guarantee on lease agreements	[5]	3,043	142
Other non-current assets		$ 3,227	$ 540

[1]	Advances to suppliers are advances paid for services not yet received. The Company reviews such amounts and records the portion related to the period in the income statement on an accrual basis.
[2]	Prepaid expenses are composed mainly of IT services paid in advance, such as renewal of licenses and technical support services. These items will be recorded as administrative expenses in the year they are related to.
[3]	The balance of US$ nil as of December 31, 2021 and US$ 47 as of December 31, 2020 represents the amount receivable from the Officer’s Fund related to reimbursable costs incurred by the Group. For more details, see note 30(b).
[4]	IPO costs related to the Company’s Initial Public Offering (IPO), which was concluded on January 21, 2021. The December 31, 2020 amounts are costs allocated to the primary offering and have been transferred to equity as transaction costs upon IPO’s conclusion.
[5]	Deposits and guarantees on lease agreements are subject to reimbursement at the end of the lease contract period. Interest is not charged on these deposits.